ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Income taxes payable	¥ 169,035	¥ 190,453
Other deposits received	56,368	44,456
Accrued payroll expense	55,942	45,407
Warranty reserves	32,746	46,116
Short-term finance lease liabilities	¥ 23,172	¥ 19,983
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Accrued vacation	¥ 6,320	¥ 3,442
Other current liabilities	13,273	5,307
Accrued expenses and other current liabilities	¥ 356,856	¥ 355,164